Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment to update for 12/31/2016 financial statements
Document Period End Date	Dec. 31, 2016
Trading Symbol	NWLIC
Entity Registrant Name	NATIONWIDE LIFE INSURANCE CO
Entity Central Index Key	0000205695
Entity Filer Category	Non-accelerated Filer